Current Assets - Cash and Cash Equivalents (Tables)	6 Months Ended
Dec. 31, 2021
Current Assets Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31 , 2021	June 30, 2021
	US$	US$
Cash at bank and in hand	6,642,804	15,538,510
Short-term deposits	81,630,864	102,654,667

Total cash and cash equivalents	88,273,668	118,193,177